Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,918,825,012	$ 1,722,142,097
Fair Value Hierarchy, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	358,448,058	340,549,995
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,560,376,954	1,381,592,102
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	124,058,419	100,849,035
Registered investment companies | Fair Value Hierarchy, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	124,058,419	100,849,035
SCI common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	168,031,558	186,065,538
SCI common stock | Fair Value Hierarchy, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	168,031,558	186,065,538
Self-directed accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	66,354,448	53,633,682
Self-directed accounts | Fair Value Hierarchy, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	66,354,448	53,633,682
Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	3,633	1,740
Interest-bearing cash | Fair Value Hierarchy, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	3,633	1,740
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,560,376,954	1,381,592,102
Common/collective trust funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,560,376,954	$ 1,381,592,102